Leases	12 Months Ended
Mar. 31, 2014
Leases [Abstract]
Leases
15	Related party transactions

(a)	The Group paid emoluments, commissions and/or consultancy fees to its directors and officers as follows:

Year ended	Mr. Anthony So	Mr. Kim Wah Chung	Mr. Woo-Ping Fok	Mr. Andrew So
March 31,
	Director, Chief Executive Officer and Treasurer	Director	Director	Director
$ in thousands		$ in thousands	$ in thousands	$ in thousands

2012	$857 (i), (iii)	$161 (iii)	Nil	$88
2013	$857 (i), (iii)	$160 (iii)	Nil	$124
2014	$857 (i), (iii)	$161 (iii)	Nil	$128

Mr. Henry Schlueter		Mr. Albert So

	Director and Assistant Secretary	Director, Chief Financial Officer and Secretary
$ in thousands		$ in thousands

2012	$68 (ii)	$118
2013	$74 (ii)	$124 (iii)
2014	$84 (ii)	$125 (iii)

The emoluments paid to the Group's directors and officers were included in the salaries and related costs, while the consultancy fees or professional fees paid to Schlueter & Associates, P.C., were included in the administration and general expenses.

(i)	Apart from the emoluments paid by the Group as shown above, one of the properties of the Group in Hong Kong is also provided to Mr. Anthony So for his accommodation.
(ii)	The amounts for the years ended March 31, 2012, 2013 and 2014 represented professional fees paid to Schlueter & Associates, P.C., the Group's SEC counsel, in which Mr. Henry Schlueter is one of the principals.
(iii)	The amount for the year ended March 31, 2012, included unpaid vacation payments of $57,000 and $10,000 for Mr. Anthony So, and Mr. Kim Wah Chung, respectively. The amount for the year ended March 31, 2013, included unpaid vacation payments of $57,000, $9,000, $5,000 for Mr. Anthony So, Mr. Kim Wah Chung, and Mr. Albert So, respectively. The amount for the year ended March 31, 2014, included unpaid vacation payments of $10,000, for Mr. Kim Wah Chung. The amount for the year ended March 31, 2014 included vacation payment of $57,000 for Mr. Anthony So.

During the fiscal year ended March 31, 2014, the Company made loans aggregating approximately $1,052,000 to a director Mr. Anthony So. Management believed at the time that the loans were made that these loans were permissible and did not violate Section 13(k) of the Securities Exchange Act of 1934, as amended ("Exchange Act"), because Mr. So would be able to repay the full amount by foregoing his salary and accrued annual leave payments until the loans had been paid in full.

The Company advanced the funds to Mr. So on two separate occasions, and Mr. So directed that his salary payments and accrued annual leave payments be used to offset the amounts that we loaned to him. In addition, Mr. Albert So and Mr. Andrew So, who are officers and directors of the Company, directed the Company to use their accrued annual leave payments to partially satisfy the amounts due to the Company from Mr. Anthony So. On March 31, 2014, the amount due to the Company from Mr. So was $166,000. On August 7, 2014, Mr. So paid $166,000 to the Company to fully repay the amounts loaned to him. The loans were non-interest bearing.

Notwithstanding Mr. Anthony So's repayment in full of the loans made to him, those loans constitute a violation of Section 13(k) of the Exchange Act and Section 402(a) of Sarbanes-Oxley.

As a result of this inadvertent violation, the Board adopted a policy regarding loans or advances to any Executive Officer or Director of the Company. The policy provides that "The Company shall not directly or indirectly, including through any subsidiary, extend or maintain credit to, or arrange for the extension of credit, or renew an extension of credit, in the form of a personal loan to or for any Director or Executive Officer (or equivalent thereof) of the Company or any subsidiary of the Company."